Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2019
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities	14. Accounts Payable and Accrued Liabilities

	December 31	December 31
	2019	2018
Trade payables	$2,450	$3,567
Accrued liabilities and other	2,693	3,643

	$5,143	$7,210